Shareholders' Equity - Share capital (Details)	1 Months Ended				12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares shares	Sep. 30, 2021 EUR (€) shares	Apr. 30, 2021 EUR (€) shares	Jan. 31, 2021 EUR (€) shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Nov. 30, 2021 USD ($)	Apr. 30, 2021 $ / shares	Mar. 31, 2020 USD ($)
Shareholders Equity
Authorized share capital | €	€ 13,600,000				€ 13,600,000
Par value per share | € / shares	€ 0.04				€ 0.04
Shares issued in the period | €					€ 14,572,000	€ 108,477,000	€ 272,000
Ordinary
Shareholders Equity
Balance at beginning of period (in shares)				54,131,553	74,865,381	54,131,553	53,975,838
Issued for cash					9,381,586	20,498,451	53,708
Issued for services						112,657	102,007
Exercise of share options					144,688	474,887	303,408
Treasury shares issued (transferred)					(144,688)	(352,167)	(303,408)
Balance at end of period (in shares)	84,246,967				84,246,967	74,865,381	54,131,553
Number of shares issued	84,246,967				84,246,967
Number of shares authorised	170,000,000				170,000,000
Shares were issued and fully paid in cash	80,817,079				80,817,079
Treasury shares	3,429,888				3,429,888	3,574,576
Preferred
Shareholders Equity
Number of shares authorised	170,000,000				170,000,000
Market offering program | Ordinary
Shareholders Equity
Maximum aggregate offering of ordinary shares | $										$ 75,000,000
Issue of ordinary shares (in shares)							0
At The Market Offering
Shareholders Equity
Issue of ordinary shares (in shares)				585,398
Gross proceeds from issuance of shares | €				€ 2,767,000
Transaction cost | €				114,000
Net proceeds | €				€ 2,653,000
At The Market Offering | Ordinary
Shareholders Equity
Maximum aggregate offering of ordinary shares | $								$ 300,000,000
Underwritten public offering and direct offering
Shareholders Equity
Issue of ordinary shares (in shares)			15,923,077
Share price | $ / shares									$ 6.50
Gross proceeds from issuance of shares | €			€ 88,115,000
Transaction cost | €			5,499,000
Net proceeds | €			€ 82,616,000
Eli Lilly and Company
Shareholders Equity
Issue of ordinary shares (in shares)	9,381,586	3,989,976
Gross proceeds from issuance of shares | €	€ 14,122,000	€ 23,223,000
Transaction cost | €	€ 0	€ 0
Cantor Fitzgerald & Co | At The Market Offering
Shareholders Equity
Issue of ordinary shares (in shares)					0	0
Cantor Fitzgerald & Co | At The Market Offering | Ordinary
Shareholders Equity
Maximum aggregate offering of ordinary shares | $								$ 75,000,000